NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND 2

NUVEEN NEW YORK MUNICIPAL BOND FUND 2

SUPPLEMENT DATED FEBRUARY 10, 2012

TO THE PROSPECTUS DATED JUNE 30, 2011

The reorganizations of Nuveen Massachusetts Municipal Bond Fund 2 into Nuveen Massachusetts Municipal Bond Fund and Nuveen New York Municipal Bond Fund 2 into Nuveen New York Municipal Bond Fund are complete. Any references to Nuveen Massachusetts Municipal Bond Fund 2 and Nuveen New York Municipal Bond Fund 2 in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MS2P-0212P